PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Schedule of property and equipment
	March 31, 2021	December 31, 2020

Land	$25,000	$25,000
Buildings and improvements	86,473	86,473
Machinery and equipment	376,503	376,503
Vehicles	56,835	56,835
Office furniture and equipment	5,512	5,512
Software	16,754	16,754
	567,077	567,077
Less accumulated depreciation	(239,999)	(80,981)
Property and equipment, net	$327,078	$486,096

	December 31, 2020	December 31, 2019

Land	$25,000	$-
Buildings and improvements	86,473	-
Machinery and equipment	376,503	-
Vehicles	56,835	-
Office furniture and equipment	5,512	-
Software	16,754	-
	567,077	-
Less accumulated depreciation	(80,981)	-
Property and equipment, net	$486,096	$-